As filed with the Securities and Exchange Commission on December 11, 2008

Securities Act File No. 333-150301

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING VARIABLE FUNDS

 (Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr., Esq.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Philip H. Newman, Esq.

Goodwin Procter, LLP

Exchange Place

53 State Street

Boston, MA 02109

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Capital Guardian U.S. Equities Portfolio, a series of ING Investors Trust, with and into ING VP Growth and Income Portfolio, a series of ING Variable Funds, as required by Item 16(12) of Form N-14.  Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information that were filed on EDGAR on May 29, 2008 (File No. 333-150301).

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 5.3 of the Declaration of Trust of ING Variable Funds (the “Trust” or the “Registrant”), as amended, provides the following:

5.3 Indemnification. The Trust shall indemnify its Trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)

Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)

The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)

No indemnification shall be provided hereunder to a Trustee, officer, employee or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)

The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)

In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Trust, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of  duties.

(f)

The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a Trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking, (ii) the Trust is insured against losses arising by reason of any lawful advances or  (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)

No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, ING Variable Funds’ officers and Trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2007.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of ING Variable Funds pursuant to the foregoing provisions or otherwise, ING Variable Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Funds of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Funds in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, ING Variable Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)	(a)

Amended and Restated Declaration of Trust dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(b)

Certificate of Amendment of Amended and Restated Declaration of Trust dated June 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 62 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(c)

Certificate Evidencing Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value dated April 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(d)

Re-Designation of Classes of Shares of Beneficial Interest, $1.00 Par value, effective April 30, 2004 (redesignation of Class R shares to Class I shares) – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(e)

Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, (Issuance of Adviser Class shares) effective April 29, 2005. – Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(2)	Second Amended and Restated Bylaws – Filed as an Exhibit to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(3)	Not Applicable.

(4)

Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING Capital Guardian U.S. Equities Portfolio series, and ING Variable Funds, on behalf of its ING VP Growth and Income Portfolio series – Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on April 17, 2008 and incorporated herein by reference (File No. 333-150301).

(5)

Instruments Defining Rights of Holders – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

(6)	(a)

Investment Management Agreement between the ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)

Amended Schedule A to the Investment Management Agreement between ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(ii)

Amendment to Investment Management Agreement, dated March 1, 2002 between the ING Investments, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) effective January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

	(b)	Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated March 1, 2002 – Filed as an Exhibit to Post-Effective

Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)

First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (ING IM) (formerly known as Aeltus Investment Management, Inc.)  effective as of July 29, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)

Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and ING IM – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(iii)

Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (ING IM) (formerly known as Aeltus Investment Management, Inc.) effective as of January 1, 2007 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(7)

Distribution Agreement between ING Variable Funds (formerly known as Aetna Variable Fund) and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(a)

Substitution Agreement between ING Variable Funds and ING Funds Distributor, LLC, dated October 8, 2002 - Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(b)

Amended Schedule of Approvals to Distribution Agreement between ING Variable Funds and ING Funds Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)

Directors’ Deferred Compensation Plan dated September 24, 1997 – Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

(9)	(a)

Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated April 30, 2007 to the Custody Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(b)

Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated April 30, 2007 to the Foreign Custody Manager Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(ii)

Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of October 25, 2003 – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(c)

Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

		(i)	Form of Amended Exhibit A dated April 30, 2007 to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the

Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(10)	(a)

Restated Distribution Plan for Class S shares effective March 24, 2004 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(b)

Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(c)

Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Funds, effective May 2, 2005 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(11)

Opinion and Consent of Counsel – Previously filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds as filed on April 17, 2008 and incorporated herein by reference (File No. 333-150301).

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – Filed herewith.

(13)	(a)

Administration Agreement between ING Funds Services, LLC and ING Variable Funds (formerly known as Aetna Variable Fund) dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)

Amended Schedule A to the Administration Agreement between ING Variable Funds and ING Funds Services, LLC – filed as an exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on February 11, 2005 and incorporated herein by reference.

(b)

License Agreement between Aetna Life and Casualty Company and Aetna Variable Fund dated August 8, 1974 – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on April 11, 1997 and incorporated herein by reference.

(c)

Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated April 30, 2007 to the Fund Accounting Agreement with The Bank of New York – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(d)

Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)

Amended Schedule A to the Allocation Agreement, dated December 2005 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(e)

Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)

Amended Schedule A to the Allocation Agreement (Directors and Officers Liability) dated December 2006 – Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(f)

Agency Agreement with DST Systems, Inc. dated July 7, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(g)

Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)

Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)

Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 26, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(8)

Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated May 1, 1998 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)

Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed November 9, 1998 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(ii)

Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 1, 1999 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iii)

Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed December 31, 1999 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(iv)

Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 11, 2000 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(v)

Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed May 1, 2000 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vi)

Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed February 27, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(vii)

Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) executed June 19, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(9)

Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) dated July 16, 2001 – Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on Form N-1A on April 30, 2004 and incorporated herein by reference.

(i)

Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares – Filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(14)	Consent of independent auditors – Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on April 17, 2008 and incorporated herein by reference (File No. 333-150301).

(15)	Not applicable.

(16)	Powers of attorney – Filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds on April 17, 2008 and incorporated herein by reference (File No. 333-150301).

(17)	Not Applicable.

ITEM 17. UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485 (b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 11th day of December, 2008.

ING VARIABLE FUNDS

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	Interested Trustee, President and Chief	December 11, 2008
Shaun P. Mathews*	Executive Officer

	Senior Vice President and	December 11, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	December 11, 2008
Albert E. DePrince, Jr.*

	Trustee	December 11, 2008
Russell Jones*

	Trustee	December 11, 2008
Sidney Koch*

	Interested Trustee	December 11, 2008
Fredric A.Nelson III*

	Trustee	December 11, 2008
Corine T. Norgaard*

	Trustee	December 11, 2008
Joseph E. Obermeyer*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Funds on April 17, 2008 and incorporated herein by reference (File No. 333-150301).

Exhibit Index

Exhibit Number	Name of Exhibits
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences